Commitments and Contingencies - Schedule of Future Minimum Purchase Commitment (Details) (Superior Living SDN. BHD.) (10-K)	Dec. 31, 2019 USD ($)
2020	$ 17,973
Total minimum purchase commitments required	17,973
Superior Living SDN. BHD. [Member]
2020	178,035
2021	169,077
2022	165,836
2023	81,753
Thereafter
Total minimum purchase commitments required	$ 594,701